Schedule of Investments (unaudited) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 1.0%

Capital Markets — 1.0%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		29,507	$984,353

Total Common Stocks — 1.0% (Cost — $1,000,228)			984,353

		Par (000)

Asset-Backed Securities — 5.0%

Asset-Backed Securities — 5.0%
Accunia European CLO I BV, Series 1X, Class E, (3 mo. Euribor + 7.00%), 7.00%, 07/15/29(a)	EUR	400	448,679
Aqueduct European CLO DAC, Series 2017-2X, Class E, 4.40%, 10/15/30(b)		289	292,147
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. Euribor + 5.60%), 5.60%, 01/15/30(a)		300	332,845
Ares CLO Ltd., 1.00%, 04/24/31(b)(c)(d)	USD	500	500,000
ASSURANT CLO II Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 5.61%, 04/20/31(b)(c)		500	481,759
Aurium CLO II DAC, Series 2X, Class ER, 5.10%, 10/13/29(b)	EUR	300	331,801
Avoca CLO Ltd., 1.00%, 07/15/32(b)(d)		300	323,199
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, 1.00%, 04/15/29(b)(c)(d)	USD	500	500,000
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.35%), 6.11%, 04/20/29(a)(c)		500	499,223
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 5.82%, 07/23/31(b)(c)		250	243,083
Palmer Square CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.50%), 6.14%, 05/21/29(a)(c)		500	500,056
Voya CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.33%), 6.10%, 04/17/30(a)(c)		500	494,761

Total Asset-Backed Securities — 5.0% (Cost — $4,969,611)			4,947,553

Security		Par (000)	Value

Corporate Bonds — 59.1%

Aerospace & Defense — 2.0%
Bombardier, Inc.(c):
7.50%, 12/01/24	USD	381	$395,764
7.88%, 04/15/27		395	407,462
TransDigm UK Holdings PLC, 6.88%, 05/15/26(c)		200	199,000
TransDigm, Inc.:
6.25%, 03/15/26(c)		780	812,370
6.38%, 06/15/26		167	165,305

			1,979,901

Auto Components — 0.5%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(c)(d):
6.25%, 05/15/26		263	268,260
8.50%, 05/15/27		233	233,582

			501,842

Banks — 0.4%
Emirates NBD PJSC, 6.13%(b)(e)		200	201,450
ING Groep NV, 6.75%(b)(e)		200	198,090

			399,540

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		500	548,774

Building Products — 0.3%
CPG Merger Sub LLC, 8.00%, 10/01/21(c)		314	312,430

Capital Markets — 0.5%
Huarong Finance Co. Ltd., Series 2017, (5 year CMT + 7.77%), 4.50%(e)(f)		500	497,418

Chemicals — 2.1%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		731	705,415
Element Solutions, Inc., 5.88%, 12/01/25(c)		599	601,156
PQ Corp., 5.75%, 12/15/25(c)		515	501,481
Rock International Investment Co., 6.63%, 03/27/20		300	228,101

			2,036,153

Commercial Services & Supplies — 1.1%
Core & Main LP, 6.13%, 08/15/25(c)		514	502,589
GFL Environmental, Inc., 5.38%, 03/01/23(c)		107	101,115
Mobile Mini, Inc., 5.88%, 07/01/24		489	497,558

			1,101,262

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment — 1.2%
CommScope Finance LLC(c):
5.50%, 03/01/24	USD	13	$13,296
6.00%, 03/01/26		485	501,670
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		237	238,185
5.75%, 01/15/27(c)		368	367,190

			1,120,341

Construction & Engineering — 0.3%
China Singyes Solar Technologies Holdings Ltd., 6.75%, 10/17/18(g)(h)		200	122,000
frontdoor, Inc., 6.75%, 08/15/26(c)		197	201,433

			323,433

Consumer Discretionary — 1.3%
AA Bond Co. Ltd., 4.88%, 07/31/24	GBP	100	129,105
Global A&T Electronics Ltd., 8.50%, 01/12/23	USD	200	185,523
Staples, Inc., 8.50%, 09/15/25(c)		254	277,178
Star Merger Sub, Inc., 6.88%, 08/15/26(c)		307	313,907
Viking Cruises Ltd., 5.88%, 09/15/27(c)		403	392,119

			1,297,832

Consumer Finance — 2.5%
Ally Financial, Inc., 8.00%, 11/01/31		331	410,854
Credit Acceptance Corp., 6.63%, 03/15/26(c)		20	20,332
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(i)	EUR	200	228,702
Refinitiv US Holdings, Inc.:
6.25%, 05/15/26(c)	USD	482	488,627
6.88%, 11/15/26	EUR	100	109,932
8.25%, 11/15/26(c)	USD	493	483,756
Springleaf Finance Corp., 6.88%, 03/15/25		98	101,063
Verscend Escrow Corp., 9.75%, 08/15/26(c)		582	580,545

			2,423,811

Containers & Packaging — 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
7.25%, 05/15/24(c)		847	892,272
4.75%, 07/15/27	GBP	100	123,244
BWAY Holding Co., 5.50%, 04/15/24(c)	USD	596	591,709

			1,607,225

Security		Par (000)	Value

County/City/Special District/School District — 0.1%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(j)	EUR	100	$110,814

Diversified Consumer Services — 0.3%
Ascend Learning LLC, 6.88%, 08/01/25(c)	USD	306	304,088

Diversified Financial Services — 3.0%
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	127,625
Caiyun International Investment Ltd., 5.50%, 04/08/22(d)	USD	200	199,454
CFLD Cayman Investment Ltd., 8.63%, 02/28/21		200	204,750
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	102,609
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22(c)	USD	200	201,000
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	179,850
Scenery Journey Ltd., 11.00%, 11/06/20		400	418,500
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)		352	354,640
UBS Group Funding Switzerland AG, 7.00%(b)(c)(e)		500	507,515
UniCredit SpA, 7.50%(b)(e)	EUR	200	229,678
Vertex Capital Investment Ltd., 4.75%, 04/03/24	USD	200	200,000
Yunnan Energy Investment Overseas Finance Co. Ltd., Series MAR, 6.25%, 11/29/21		200	204,900

			2,930,521

Diversified Telecommunication Services — 1.0%
CenturyLink, Inc.:
Series U, 7.65%, 03/15/42		141	123,728
Series Y, 7.50%, 04/01/24		343	362,722
Embarq Corp., 8.00%, 06/01/36		103	100,296
Frontier Communications Corp., 8.00%, 04/01/27(c)		171	176,558
SoftBank Group Corp.(5 year USD ICE Swap + 4.85%), 6.88%(e)(f)		200	184,796

			948,100

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.2%
ReNew Power Synthetic, 6.67%, 03/12/24	USD	200	$201,000
Talen Energy Supply LLC:
6.50%, 06/01/25		6	5,280
10.50%, 01/15/26(c)		6	6,255

			212,535

Energy Equipment & Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/27(c)		25	25,493
Neerg Energy Ltd., 6.00%, 02/13/22		200	197,500
Precision Drilling Corp., 5.25%, 11/15/24		2	1,870
Transocean, Inc., 9.00%, 07/15/23(c)		190	202,587
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27(c)		664	674,790

			1,102,240

Environmental, Maintenance, & Security Service — 0.1%
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		102	98,175

Food Products — 0.6%
JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 06/15/25(c)		396	406,233
Knight Castle Investments Ltd., 7.99%, 01/23/21		300	218,352

			624,585

Forest Products — 0.8%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		386	399,381
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		400	392,744

			792,125

Health Care Equipment & Supplies — 1.8%
Avantor, Inc.(c):
6.00%, 10/01/24		686	711,725
9.00%, 10/01/25		363	393,401
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(c)		711	674,739

			1,779,865

Health Care Providers & Services — 1.8%
CHS/Community Health Systems, Inc., 8.00%, 03/15/26(c)		143	137,280
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		393	392,017
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(i)		203	200,260
Surgery Center Holdings, Inc.(c):
6.75%, 07/01/25		316	285,980
10.00%, 04/15/27(d)		31	31,465

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
8.13%, 04/01/22	USD	91	$97,902
6.25%, 02/01/27(c)		579	601,031

			1,745,935

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		410	404,875

Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)		824	813,947
Golden Nugget, Inc., 6.75%, 10/15/24(c)		393	394,965
Scientific Games International, Inc., 8.25%, 03/15/26(c)		126	128,602
Sisal Group SpA, 7.00%, 07/31/23	EUR	100	113,084
Studio City Finance Ltd., 7.25%, 02/11/24	USD	200	209,000

			1,659,598

Household Durables — 0.2%
Algeco Global Finance PLC, 8.00%, 02/15/23(c)		202	202,505

Household Products — 0.2%
Energizer Holdings, Inc., 7.75%, 01/15/27(c)		205	218,325

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.:
5.38%, 01/15/23		401	401,501
5.75%, 01/15/25		120	119,400
NRG Energy, Inc.:
6.63%, 01/15/27		99	106,549
5.75%, 01/15/28		93	98,580

			726,030

Industrial Conglomerates — 0.4%
Vertiv Group Corp., 9.25%, 10/15/24(c)		388	386,060

Insurance — 0.7%
Asahi Mutual Life Insurance Co., 6.50%(b)(e)		200	199,450
HUB International Ltd., 7.00%, 05/01/26(c)		408	403,920
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/26(c)		98	99,470

			702,840

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 0.6%
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)	USD	615	$596,550

Leisure Products — 0.2%
Mattel, Inc., 6.75%, 12/31/25(c)		200	196,750

Machinery — 0.4%
Manitowoc Co., Inc., 9.00%, 04/01/26(c)		16	16,200
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	109,114
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)	USD	333	287,212

			412,526

Media — 5.5%
Altice Financing SA(c):
6.63%, 02/15/23		302	308,795
7.50%, 05/15/26		406	400,722
Altice France SA(c):
7.38%, 05/01/26		408	399,840
8.13%, 02/01/27		200	202,250
Altice Luxembourg SA, 7.75%, 05/15/22(c)		200	200,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(c)		610	613,812
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, 04/01/48		500	522,293
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(c)		853	904,180
CSC Holdings LLC, 6.50%, 02/01/29(c)		568	604,920
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		322	285,775
8.50%, 10/15/24(c)		191	185,748
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		200	196,000
United Group BV, 4.88%, 07/01/24	EUR	100	114,605
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	130,870
Ziggo Bond Co. BV, 5.88%, 01/15/25(c)	USD	200	197,500
Ziggo BV, 4.25%, 01/15/27	EUR	100	115,260

			5,382,570

Metals & Mining — 4.0%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)	USD	97	101,394

Security		Par (000)	Value

Metals & Mining (continued)
Constellium NV(c):
5.75%, 05/15/24	USD	408	$406,980
6.63%, 03/01/25		250	255,000
5.88%, 02/15/26		408	400,605
Eterna Capital Pte Ltd.(i):
Series A, 7.50%, 12/11/22		400	397,500
Series B, 8.00%, 12/11/22		400	363,950
Freeport-McMoRan, Inc., 5.45%, 03/15/43		883	772,634
Novelis Corp.(c):
6.25%, 08/15/24		495	506,137
5.88%, 09/30/26		506	504,103
Vedanta Resources PLC, 6.38%, 07/30/22		200	193,099

			3,901,402

Oil, Gas & Consumable Fuels — 4.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		93	101,863
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)		137	131,178
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21		17	16,660
Carrizo Oil & Gas, Inc., 8.25%, 07/15/25		192	197,760
Centennial Resource Production LLC, 6.88%, 04/01/27(c)		24	24,235
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		193	202,409
Chesapeake Energy Corp., 7.00%, 10/01/24		200	199,500
China Shandong International Economic & Technical Finance 1 Ltd., 4.00%, 12/21/20		200	194,500
CNX Resources Corp., 5.88%, 04/15/22		455	453,862
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		207	198,720
DCP Midstream Operating LP, 6.75%, 09/15/37(c)		99	101,970
EnLink Midstream Partners LP:
5.60%, 04/01/44		28	25,060
5.05%, 04/01/45		32	27,600
5.45%, 06/01/47		4	3,560
Hilong Holding Ltd., 7.25%, 06/22/20		300	297,716
Kinder Morgan, Inc., 5.20%, 03/01/48		250	262,663
Murphy Oil Corp.:
7.05%, 05/01/29		2	2,198
5.88%, 12/01/42		20	17,849
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		167	200,400
Noble Holding International Ltd., 7.88%, 02/01/26(c)		150	139,125

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Pacific Drilling SA, 8.38%, 10/01/23(c)	USD	299	$303,539
Precision Drilling Corp., 7.13%, 01/15/26(c)		24	23,798
Rowan Cos., Inc., 4.88%, 06/01/22		43	40,044
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		250	249,696
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/27(c)		6	6,028
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(c)		597	598,666
Transocean Poseidon Ltd., 6.88%, 02/01/27(c)		98	101,920
Whiting Petroleum Corp., 6.63%, 01/15/26		143	140,140

			4,262,659

Pharmaceuticals — 3.2%
Allergan Funding SCS, 4.75%, 03/15/45		250	248,417
Bausch Health Cos., Inc.(c):
6.13%, 04/15/25		829	820,710
5.50%, 11/01/25		397	405,436
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)		788	802,775
MEDNAX, Inc., 6.25%, 01/15/27(c)		397	400,970
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	114,946
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)	USD	80	81,120
Rossini Sarl, 6.75%, 10/30/25	EUR	200	237,250

			3,111,624

Plastics — 0.2%
Pearl Holding III Ltd., 9.50%, 12/11/22	USD	200	162,974

Real Estate — 5.9%
ATF Netherlands BV(5 year EUR Swap + 4.38%), 3.75%(e)(f)	EUR	100	112,736
Central China Real Estate Ltd., 6.88%, 10/23/20	USD	200	199,750
China Aoyuan Group Ltd., 7.95%, 09/07/21		200	206,000
China Aoyuan Property Group Ltd., 7.50%, 05/10/21		200	204,582
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		200	206,750
5.88%, 03/10/22		200	196,250
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22		200	196,500
6.55%, 03/28/24		200	199,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(d)		200	200,000

Security		Par (000)	Value

Real Estate (continued)
Easy Tactic Ltd.:
7.00%, 04/25/21	USD	200	$202,250
8.63%, 02/27/24		300	305,250
Greenland Hong Kong Holdings Ltd., 9.88%, 06/17/20		200	207,043
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	203,636
Logan Property Holdings Co. Ltd., 7.50%, 08/25/22		200	206,500
New Metro Global Ltd., 7.50%, 03/20/22		200	205,500
No Va Land Investment Group Corp., 5.50%, 04/27/23(j)		200	183,500
Powerlong Real Estate Holdings Ltd., 5.95%, 07/19/20		200	198,000
Ronshine China Holdings Ltd., 11.25%, 08/22/21		200	211,010
Shimao Property Holdings Ltd., 6.38%, 10/15/21		200	207,734
Times China Holdings Ltd.:
6.25%, 01/17/21		300	299,483
7.63%, 02/21/22		300	307,281
5.75%, 04/26/22		200	195,048
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		200	205,957
8.63%, 01/23/22		200	209,500
6.00%, 01/25/22		200	195,747
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		200	206,881
12.50%, 01/02/21		300	319,180

			5,791,068

Real Estate Management & Development — 1.9%
China Evergrande Group:
7.00%, 03/23/20		200	198,659
8.25%, 03/23/22		200	196,051
8.75%, 06/28/25		300	282,750
Future Land Development Holdings Ltd.:
6.50%, 09/12/20		200	202,000
7.50%, 01/22/21		200	204,500
Kaisa Group Holdings Ltd., 11.75%, 02/26/21		200	203,237
Sunac China Holdings Ltd.:
8.38%, 01/15/21		200	205,095
7.35%, 07/19/21		400	404,000

			1,896,292

Road & Rail — 0.3%
Hertz Corp., 7.63%, 06/01/22(c)		137	140,219
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	115,781

			256,000

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software — 1.5%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)	USD	538	$586,420
Informatica LLC, 7.13%, 07/15/23(c)		488	497,150
RP Crown Parent LLC, 7.38%, 10/15/24(c)		379	388,475

			1,472,045

Technology Hardware, Storage & Peripherals — 0.2%
Nuoxi Capital Ltd., Series APR, 7.50%, 01/28/22		200	202,455

Textiles, Apparel & Luxury Goods — 0.2%
Prime Bloom Holdings Ltd., 7.50%, 12/19/19		200	188,000

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	131,547

Tobacco — 0.5%
BAT Capital Corp., 4.54%, 08/15/47	USD	500	437,969

Utilities — 0.1%
Huachen Energy Co. Ltd., 6.63%, 05/18/20		200	133,850

Wireless Telecommunication Services — 0.5%
Sprint Corp.:
7.88%, 09/15/23		231	241,973
7.13%, 06/15/24		245	248,675

			490,648

Total Corporate Bonds — 59.1% (Cost — $57,710,796)			58,126,107

Floating Rate Loan Interests(a) — 8.3%

Aerospace & Defense — 0.3%
DAE Aviation Holdings, Inc.:(k):
2019 Term Loan B, 04/06/26		117	117,030
Term Loan, 04/06/26		63	62,920
TransDigm, Inc., 2018 Term Loan F, 06/09/23(k)		130	126,528

			306,478

Security		Par (000)	Value

Auto Components — 0.1%
Panther BF Aggregator 2 L P, Term Loan B, 03/18/26(k)	USD	47	$46,442
USI, Inc., 2017 Repriced Term Loan, 05/16/24 (k)		50	48,294
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, 02/05/26(k)		40	40,010

			134,746

Banks — 0.0%
Capri Finance LLC, 2017 1st Lien Term Loan, 11/01/24(k)		50	49,125

Building Products — 0.1%
CPG International, Inc., 2017 Term Loan, 05/05/24(k)(l)		45	44,437
Wilsonart LLC, 2017 Term Loan B, 12/19/23(k)		75	72,425

			116,862

Capital Markets — 0.1%
Duff & Phelps Corp., 2017 Term Loan B, 02/13/25(k)		50	48,773
Travelport Finance (Luxembourg) S.a.r.l., 2019 Term Loan, 03/13/26(k)		75	72,844

			121,617

Chemicals — 0.4%
Alpha 3 BV, 2017 Term Loan B1, 01/31/24(k)		118	114,818
Charter NEX US Holdings, Inc., 2017 Term Loan B, 05/16/24(k)		72	69,720
Messer Industries LLC, 2018 USD Term Loan, 03/01/26(k)		65	63,578
PQ Corp., 2018 Term Loan B, 02/08/25(k)		65	64,188
Starfruit Finco BV, 2018 USD Term Loan B, 10/01/25(k)		45	44,297

			356,601

Commercial Services & Supplies — 0.6%
Asurion LLC, 2018 Term Loan B7, 11/03/24(k)		164	163,262
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1.00%, 10/03/23		109	109,030
Creative Artists Agency LLC, 2018 Term Loan B, 1.00%, 02/15/24		100	98,625

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., 2018 USD Term Loan B, 05/30/25(k)	USD	80	$76,993
Verscend Holding Corp., 2018 Term Loan B, 08/27/25(k)		110	108,764
West Corp., 2017 Term Loan, 10/10/24(k)		70	65,385

			622,059

Communications Equipment — 0.1%
Avantor, Inc., 2017 1st Lien Term Loan, 11/21/24(k)		100	99,819

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 06/21/24(k)		67	64,312

Construction Materials — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 03/29/25(k)		65	64,364

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, 04/03/24(k)		45	43,730
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 06/29/25(k)		100	96,507

			140,237

Distributors — 0.2%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 10/31/23(k)		100	97,080
TriMark USA LLC, 2017 1st Lien Term Loan, 08/28/24(k)		60	52,741

			149,821

Diversified Consumer Services — 0.2%
Spin Holdco, Inc., 2017 Term Loan B, 1.00%, 11/14/22		100	96,828
TruGreen Limited Partnership, 2019 Term Loan, 03/19/26(k)(l)		75	75,094

			171,922

Diversified Financial Services — 0.3%
AlixPartners LLP, 2017 Term Loan B, 04/04/24(k)		150	148,585
EG Finco Ltd., 2018 Term Loan, 02/07/25(k)		45	43,787
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1.00%, 07/03/24		65	64,392

Security		Par (000)	Value

Diversified Financial Services (continued)
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 07/30/25(k)	USD	32	$31,547

			288,311

Electrical Equipment — 0.1%
Gates Global LLC, 2017 Repriced Term Loan B, 04/01/24(k)		130	127,865

Food & Staples Retailing — 0.1%
Hostess Brands LLC, 2017 Repriced Term Loan, 08/03/22(k)		65	62,923

Food Products — 0.2%
Chobani LLC, 2017 Term Loan B, 10/10/23(k)		45	42,922
JBS USA LLC, 2017 Term Loan B, 10/30/22(k)		65	64,324
Reynolds Group Holdings, Inc., 2017 Term Loan, 02/05/23(k)		129	128,047

			235,293

Health Care Equipment & Supplies — 0.2%
Immucor, Inc., Extended Term Loan B, 06/15/21(k)		100	99,497
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1.00%, 06/30/25		99	95,719

			195,216

Health Care Providers & Services — 0.4%
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, 06/07/23(k)		100	99,357
Concentra, Inc., 2018 1st Lien Term Loan, 1.00%, 06/01/22		65	64,459
Envision Healthcare Corp., 2018 1st Lien Term Loan, 10/10/25(k)		75	69,888
MPH Acquisition Holdings LLC, 2016 Term Loan B, 06/07/23(k)		96	93,217
nThrive, Inc., 2016 1st Lien Term Loan, 10/20/22(k)(l)		75	71,628
Team Health Holdings, Inc., 1st Lien Term Loan, 02/06/24(k)		35	30,954

			429,503

Health Care Technology — 0.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 03/01/24(k)		65	63,920
VVC Holding Corp., 2019 Term Loan B, 1.00%, 02/11/26		100	98,500

			162,420

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 0.7%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, 10/19/24(k)	USD	50	$49,014
Boyd Gaming Corp., Term Loan B3, 09/15/23(k)		79	79,226
Burger King Newco Unlimited Liability Co., Term Loan B3, 02/16/24(k)		125	122,603
CEC Entertainment, Inc., Term Loan B, 02/14/21(k)		40	38,588
ESH Hospitality, Inc., 2018 Term Loan B, 08/30/23(k)		22	21,916
Four Seasons Hotels Ltd., 1st Lien Term Loan, 11/30/23(k)		33	32,718
IRB Holding Corp., 1st Lien Term Loan, 02/05/25(k)		100	97,130
Scientific Games International, Inc., 2018 Term Loan B5, 08/14/24(k)		55	53,373
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 07/10/25(k)		129	129,310
Station Casinos LLC, 2016 Term Loan B, 06/08/23(k)		50	49,304
Wynn Resorts Ltd., Term Loan B, 10/30/24(k)		50	48,776

			721,958

Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, 1.00%, 11/30/23		65	60,938
Uber Technologies, 2018 Incremental Term Loan, 07/13/23(k)		13	13,263

			74,201

Insurance — 0.4%
Alliant Holdings I, Inc., 2018 Term Loan B, 1.00%, 05/09/25		65	62,203
AmWINS Group, Inc., 2017 Term Loan B, 01/25/24(k)		65	63,862
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 10/22/24(k)		65	62,626
Hub International Ltd., 2018 Term Loan B, 04/25/25(k)		61	58,978
Sedgwick Claims Management Services, Inc., Term Loan B, 12/31/25(k)		129	126,784

			374,453

IT Services — 0.1%
Epicor Software Corp., 1st Lien Term Loan, 06/01/22(k)		52	52,010
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 08/01/24(k)		35	31,878
TKC Holdings, Inc., 2017 1st Lien Term Loan, 02/01/23		45	43,956

			127,844

Security		Par (000)	Value

Machinery — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(k)	USD	90	$83,310

Media — 0.3%
Altice France SA, 2018 Term Loan B13, 08/14/26(k)		50	47,800
Trader Corp., 2017 Term Loan B, 09/28/23(k)(l)		85	84,150
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, 06/01/23(k)		100	98,719
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1.00%, 05/18/25		70	66,035

			296,704

Metals & Mining — 0.1%
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 03/08/24(k)		65	64,382

Oil, Gas & Consumable Fuels — 0.0%
CONSOL Energy, Inc., 1st Lien Term Loan B, 11/28/22(k)		20	20,225

Pharmaceuticals — 0.4%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, 1.00%, 04/29/24		10	10,370
Jaguar Holding Co. II, 2018 Term Loan, 08/18/22(k)		130	128,220
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(k)		225	223,499

			362,089

Professional Services — 0.1%
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, 02/09/26(k)		50	50,150
Dun & Bradstreet Corp., Term Loan, 1.00%, 02/01/26		95	93,694

			143,844

Real Estate Management & Development — 0.2%
DTZ US Borrower LLC, 2018 Add On Term Loan B, 1.00%, 08/21/25		80	79,002
Forest City Enterprises LP, Term Loan B, 12/07/25(k)		95	94,999

			174,001

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software — 1.7%
Applied Systems, Inc., 2017 1st Lien Term Loan, 09/19/24(k)	USD	100	$98,656
BMC Software Finance, Inc., 2017 Term Loan, 10/02/25(k)		53	51,793
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 10/01/25(k)		264	256,455
Infor (US), Inc., Term Loan B6, 02/01/22(k)		100	99,453
Informatica Corp., 2018 Term Loan, 08/05/22(k)		100	99,539
Kronos, Inc., 2017 Term Loan B, 11/01/23(k)		195	192,995
McAfee LLC, 2018 Term Loan B, 09/30/24(k)		95	94,604
Mitchell International, Inc., 2017 1st Lien Term Loan, 1.00%, 11/29/24		100	95,696
RP Crown Parent LLC, 2016 Term Loan B, 10/12/23(k)		35	34,420
SolarWinds Holdings, Inc., 2018 Term Loan B, 02/05/24(k)		85	83,761
Solera LLC, Term Loan B, 03/03/23(k)		129	128,451
Sophia LP, 2017 Term Loan B, 09/30/22(k)		126	125,195
SS&C Technologies, Inc., 2018 Term Loan B5, 04/16/25(k)		124	123,499
Tempo Acquisition LLC, Term Loan, 05/01/24(k)		80	78,979
Tibco Software, Inc., Repriced Term Loan B, 12/04/20		65	64,675
Vertafore, Inc., 2018 1st Lien Term Loan, 07/02/25(k)		35	34,239

			1,662,410

Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., 2018 Term Loan B4, 04/29/23(k)		100	96,963

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, 05/23/25(k)		65	64,350

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, 01/02/25(k)		45	43,690

Total Floating Rate Loan Interests — 8.3% (Cost — $8,277,842)			8,209,918

Security		Par (000)	Value

Foreign Agency Obligations — 1.0%
Bahrain Government International Bond, 6.75%, 09/20/29	USD	200	$211,000
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	195,150
Sri Lanka Government International Bond:
6.83%, 07/18/26		200	200,151
7.85%, 03/14/29		400	419,050

Total Foreign Agency Obligations — 1.0% (Cost — $999,979)			1,025,351

		Shares

Investment Companies — 2.1%
iShares JP Morgan USD Emerging Markets Bond ETF(n)		18,476	2,033,469

Total Investment Companies — 2.1% (Cost — $1,998,205)			2,033,469

		Par (000)

Preferred Securities — 4.4%

Capital Trusts — 4.4%

Banks — 2.8%
Allied Irish Banks PLC, 7.38%(e)(f)	EUR	200	238,933
Bankia SA, 6.00%(e)(f)		200	219,564
CaixaBank SA, 6.75%(e)(f)		200	233,004
Credit Agricole SA, 7.88%(c)(e)(f)	USD	200	214,644
Credit Suisse Group AG, 7.50%(c)(e)(f)		500	528,722
Erste Group Bank AG, 6.50%(e)(f)	EUR	200	247,025
HSBC Holdings PLC, 6.88%(e)(f)	USD	500	521,875
Wells Fargo & Co., Series U, 5.88%(e)(f)		500	534,250

			2,738,017

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services — 0.8%
Bank of America Corp., Series Z, 6.50%(e)(f)	USD	500	$542,520
HBOS Capital Funding LP, 6.85%(e)		200	201,500

			744,020

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 5.88%(e)(f)	EUR	100	124,514

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC, 7.00%, 04/04/79(b)(d)	USD	680	690,024

Total Capital Trusts — 4.4% (Cost — $4,277,712)			4,296,575

Total Preferred Securities — 4.4%			4,296,575

Total Long-Term Investments — 80.9% (Cost — $79,234,373)			79,623,326

Security	Shares	Value

Short-Term Securities — 29.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(m)(n)	29,054,949	$29,054,949

Total Short-Term Securities — 29.5% (Cost — $29,054,949)		29,054,949

Total Investments — 110.4% (Cost — $108,289,322)		108,678,275

Liabilities in Excess of Other Assets — (10.4)%		(10,243,419)

Net Assets — 100.0%		$98,434,856

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Annualized 7-day yield as of period end.
(n)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,054,949	(b)	—	29,054,949	$29,054,949	$95,984	$—	$—
iShares JP Morgan USD Emerging Markets Bond ETF	1,998,205		(1,979,729)	18,476	2,033,469	—	—	35,264

					$31,088,418	$95,984	$—	$35,264

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund

Currency Abbreviations

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

ETF — Exchange-Traded Fund

OTC — Over-the-Counter

PIK — Payment-In-Kind

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	341,195	EUR	300,000	BNP Paribas S.A.	04/12/19	$4,383
USD	2,971,758	EUR	2,630,000	Bank of America N.A.	04/12/19	19,046
USD	113,244	EUR	100,000	JPMorgan Chase Bank N.A.	04/12/19	974
USD	460,907	EUR	410,000	JPMorgan Chase Bank N.A.	04/12/19	598
USD	474,414	EUR	420,000	JPMorgan Chase Bank N.A.	04/12/19	2,878
USD	131,706	GBP	100,000	JPMorgan Chase Bank N.A.	04/12/19	1,394
USD	538,980	GBP	410,000	JPMorgan Chase Bank N.A.	04/12/19	4,703

						33,976

EUR	20,000	USD	22,633	Morgan Stanley & Co. International PLC	04/12/19	(179)
GBP	10,000	USD	13,092	BNP Paribas S.A.	04/12/19	(61)

						(240)

						$33,736

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$4,947,553	$—	$4,947,553
Common Stocks	984,353	—	—	984,353
Corporate Bonds	183,500	57,942,607	—	58,126,107
Floating Rate Loan Interests	—	7,934,609	275,309	8,209,918
Foreign Agency Obligations	—	1,025,351	—	1,025,351
Investment Companies	2,033,469	—	—	2,033,469
Preferred Securities	—	4,296,575	—	4,296,575
Short-Term Securities:
Money Market Funds	29,054,949	—	—	29,054,949

	$32,256,271	$76,146,695	$275,309	$108,678,275

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$33,976	$—	$33,976
Liabilities:
Forward foreign currency contracts	—	(240)	—	(240)

	$—	$33,736	$—	$33,736

(a)	Derivative financial instruments are Forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

12